Summary of Plan Includes Stock Options and Restricted Stock Units (Detail) - Stock Option And Restricted Stock Unit Plans - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for grant at beginning date	19,862,000	1,687,000	3,566,000
Authorized		20,000,000
Restricted stock units granted	(1,446,000)	(2,000,000)	(1,923,000)
Option and restricted stock units forfeited	335,000	175,000	44,000
Available for grant at ending balance	18,751,000	19,862,000	1,687,000